Balance Sheets (March 31, 2013 Unaudited) (USD $)	Mar. 31, 2013		Sep. 30, 2012		Dec. 31, 2011
Current Assets
Cash and equivalents	$ 5,161		$ 71,824		$ 2,000
Inventories	42,569
Prepaid expense	41,498		51,250
Total current assets	106,743		138,074		2,000
Furniture & office equipment, net	2,983
Intangible assets	14,532		15,000
Total long-term assets	17,515		15,000
TOTAL ASSETS	106,743		138,074		2,000
Current liabilities
Accounts payable	21,051		1,305
Accrued liabilities	172,775		1,839		400
Promissory note payable	100,000		126,000
Interest payable	6,751		3,238
Common shares issuable			67,500
Total liabilities	300,577		199,882		400
Stockholders' equity (deficit)
Common Stock	1,837	[1]	1,790	[1]	2,000	[1]
Additional paid-in capital	194,056		16,603		943
Warrants	56,000
Accumulated (deficit)	(445,727)		(80,201)		(1,343)
Total stockholders' (deficit)	(193,834)		(61,809)		1,600
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 106,743		$ 138,074		$ 2,000

[1]	All common shares amounts and per share amounts in these financial statements, reflect the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 including retroactive adjustment of common share amounts.